LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land Use Right [Abstract]
Cost	$ 178,844	$ 177,738
Less: accumulated amortization	(76,215)	(72,434)
Land use right, net	$ 102,629	$ 105,304